Financial Guarantees and Residual Value Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Financial Guarantees and Residual Guarantees

	12.31.2018	12.31.2017
Financial guarantee of residual value	125.4	108.9
Accounts payable (i)	15.1	30.8
Financial guarantee	11.6	17.1

	152.1	156.8

Current portion	51.0	22.2
Non-current portion	101.1	134.6

Activity on Financial Guarantees and Residual Guarantees

The movement on the financial guarantees and residual guarantees is shown below:

	Financial guarantee	Financial guarantee of residual value	Accounts payable (i)	Additional provision (i)	Total
At January 01, 2016	40.1	94.7	57.4	100.9	293.1

Additions	0.1	—	11.9	—	12.0
Interest Additions	—	—	1.7	—	1.7
Disposals	(6.6)	—	(95.6)	—	(102.2)
Reversals	—	—	—	(10.4)	(10.4)
Reclassifications	—	—	90.5	(90.5)	—
Market value	—	27.5	—	—	27.5
Guarantee amortization	(10.9)	—	—	—	(10.9)

At December 31, 2016	22.7	122.2	65.9	—	210.8

Additions	1,2	—	3.7	—	4.9
Interest Additions	—	—	2.0	—	2.0
Disposals	—	—	(40.8)	—	(40.8)
Market value	—	(13.3)	—	—	(13.3)
Guarantee amortization	(6.8)	—	—	—	(6.8)

At December 31, 2017	17.1	108.9	30.8	—	156.8

Interest Additions	—	—	1.5	—	1.5
Disposals	—	—	(17.2)	—	(17.2)
Market value	—	16.5	—	—	16.5
Guarantee amortization	(5.5)	—	—	—	(5.5)

At December 31, 2018	11.6	125.4	15.1	—	152.1

(i)	Accounts payable and additional provision:

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Republic Airways Holdings—Refer to liabilities assumed as part of financial guarantees granted to the customer as a result of his filing for bankruptcy (Chapter 11) on February, 2016, which is partially concluded as of December 31, 2018.